Cover Page	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	false
Entity Registrant Name	CNB FINANCIAL CORP/PA
Entity Central Index Key	0000736772
Entity Tax Identification Number	25-1450605
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	PA
Entity Primary SIC Number	6021
Entity Address, Address Line One	1 South Second Street
Entity Address, Address Line Two	PO Box 42
Entity Address, City or Town	Clearfield
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	16830
City Area Code	814
Local Phone Number	765-9621
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	true
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Michael D. Peduzzi
Entity Address, Address Line One	1 South Second Street
Entity Address, Address Line Two	PO Box 42
Entity Address, City or Town	Clearfield
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	16830
City Area Code	814
Local Phone Number	765-9621